Note 24 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations	[1]	€ 4,787	€ 5,407	€ 6,025
Other long term employee benefits		62	67	69
Provisions for taxes and other legal contingencies		686	756	418
Provisions for contingent risks and commitments		636	578	950
Other Provisions		601	669	1,609
PROVISIONS		€ 6,772	€ 7,477	€ 9,071

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).